INCOME TAXES (Tables)	12 Months Ended
Dec. 31, 2017
Income Taxes Tables
Statutory federal income tax rate

	For the Years Ended December 31,
	2017	2016
Federal income tax benefit attributable to:
Current operations	$8,215	$20,860
Less: valuation Allowance	(8,215)	(20,860)
Net provision for Federal income taxes	$-	$-

Cumulative net deferred tax assets
	December 31	December 31
	2017	2016
Deferred tax assets attributable to:
Net operating loss carryover	$69,679	$61,463
Less: valuation Allowance	(69,679)	(61,463)
Net deferred tax assets	$-	$-